UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001469367

Sunrun Callisto Issuer 2015-1, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001645215

Central Index Key Number of underwriter (if applicable): Not applicable

Mina Kim, (415) 580-6900

Name and telephone number, including area code, of the person to contact in connection with this filing

Explanatory Note: For purposes of the furnishing of this Form ABS-15G, the Depositors signing below do not have Central Index Key Numbers. The Central Index Key Number listed above of the depositor is the Central Index Key Number of the sponsor, Sunrun Inc.

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report dated June 17, 2015 obtained by Sunrun Inc., which report sets forth the findings and conclusions, as applicable, of Ernst & Young LLP with respect to certain agreed upon procedures performed by Ernst & Young LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entities have duly caused this report to be signed on their behalf by the undersigned hereunto duly authorized.

Sunrun Solar Owner V, LLC (Depositor)

By:	Sunrun Inc., its Managing Member

Date: June 19, 2015

/s/ Mina Kim

Mina Kim, General Counsel

Sunrun Solar Owner XV, LLC (Depositor)

By:	Sunrun Solar Owner Holdco XV, LLC, its Managing Member

By:	Sunrun Inc., its Managing Member

Date: June 19, 2015

/s/ Mina Kim

Mina Kim, General Counsel

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Report of Independent Accounts on Applying Agreed-Upon Procures, dated June 17, 2015